================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                      REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21879

               Oppenheimer Rochester Massachusetts Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

   Principal
      Amount                                                                                     Coupon   Maturity      Value
----------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes-116.5%
Massachusetts-78.6%
$    500,000  Berkshire, MA Power Cooperative Corp.(1)                                            5.250%  07/01/2027    $  516,085
----------------------------------------------------------------------------------------------------------------------------------
     140,000  Boston, MA Industrial Devel. Financing Authority (Crosstown Center Hotel)(2)        6.500   09/01/2035        98,207
----------------------------------------------------------------------------------------------------------------------------------
   1,585,000  Boston, MA Industrial Devel. Financing Authority (Springhouse)(1)                   5.875   07/01/2018     1,539,748
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Dudley, MA GO(1)                                                                    5.500   05/01/2017        25,230
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Dudley, MA GO(1)                                                                    5.600   05/01/2020        20,136
----------------------------------------------------------------------------------------------------------------------------------
      70,000  MA Devel. Finance Agency (Applewild School)(1)                                      5.750   08/01/2029        63,972
----------------------------------------------------------------------------------------------------------------------------------
      95,000  MA Devel. Finance Agency (Assumption College)(1)                                    5.750   03/01/2020        95,572
----------------------------------------------------------------------------------------------------------------------------------
   1,755,000  MA Devel. Finance Agency (Boston Architectural College)(1)                          5.000   01/01/2027     1,362,196
----------------------------------------------------------------------------------------------------------------------------------
   1,750,000  MA Devel. Finance Agency (Boston Architectural College)(1)                          5.000   01/01/2037     1,231,650
----------------------------------------------------------------------------------------------------------------------------------
       5,000  MA Devel. Finance Agency (Boston Biomedical Research)(1)                            5.650   02/01/2019         4,916
----------------------------------------------------------------------------------------------------------------------------------
     160,000  MA Devel. Finance Agency (Boston Biomedical Research)(1)                            5.750   02/01/2029       141,040
----------------------------------------------------------------------------------------------------------------------------------
     250,000  MA Devel. Finance Agency (Brandeis University)(1)                                   5.000   10/01/2040       247,893
----------------------------------------------------------------------------------------------------------------------------------
     290,000  MA Devel. Finance Agency (Curry College)(1)                                         5.000   03/01/2035       257,247
----------------------------------------------------------------------------------------------------------------------------------
   1,130,000  MA Devel. Finance Agency (Curry College)(1)                                         5.000   03/01/2036       998,604
----------------------------------------------------------------------------------------------------------------------------------
      10,000  MA Devel. Finance Agency (Curry College)(1)                                         5.375   03/01/2019        10,007
----------------------------------------------------------------------------------------------------------------------------------
      10,000  MA Devel. Finance Agency (Curry College)(1)                                         5.500   03/01/2029         9,877
----------------------------------------------------------------------------------------------------------------------------------
     500,000  MA Devel. Finance Agency (Dominion Energy Brayton Point)(1)                         5.750   12/01/2042       554,605
----------------------------------------------------------------------------------------------------------------------------------
     350,000  MA Devel. Finance Agency (Eastern Nazarene  College)(1)                             5.625   04/01/2029       298,631
----------------------------------------------------------------------------------------------------------------------------------
     750,000  MA Devel. Finance Agency (Emerson College)(1)                                       5.500   01/01/2030       773,100
----------------------------------------------------------------------------------------------------------------------------------
      20,000  MA Devel. Finance Agency (Evergreen Center)(1)                                      5.000   01/01/2024        18,062
----------------------------------------------------------------------------------------------------------------------------------
     250,000  MA Devel. Finance Agency (Evergreen Center)(1)                                      5.500   01/01/2035       216,058
----------------------------------------------------------------------------------------------------------------------------------
     500,000  MA Devel. Finance Agency (Foxborough Regional Charter School)(1)                    7.000   07/01/2042       509,340
----------------------------------------------------------------------------------------------------------------------------------
      25,000  MA Devel. Finance Agency (Franklin W. Olin College of Engineering)(1)               5.250   07/01/2033        25,158
----------------------------------------------------------------------------------------------------------------------------------
   1,500,000  MA Devel. Finance Agency (Groves-Lincoln Senior Living Facility)(1)                 7.500   06/01/2029     1,492,710
----------------------------------------------------------------------------------------------------------------------------------
     500,000  MA Devel. Finance Agency (Groves-Lincoln Senior Living Facility)(1)                 7.875   06/01/2044       502,370
----------------------------------------------------------------------------------------------------------------------------------
      30,000  MA Devel. Finance Agency (Hampshire College)(1)                                     5.625   10/01/2024        30,143
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  MA Devel. Finance Agency (Lasell College)(1)                                        6.000   07/01/2031       988,530
----------------------------------------------------------------------------------------------------------------------------------
   2,000,000  MA Devel. Finance Agency (Linden Ponds)                                             5.750   11/15/2042     1,069,600
----------------------------------------------------------------------------------------------------------------------------------
     305,000  MA Devel. Finance Agency (Loomis House/Loomis Communities Obligated Group)(1)       5.750   07/01/2023       298,540
----------------------------------------------------------------------------------------------------------------------------------
      10,000  MA Devel. Finance Agency (May Institute)(1)                                         5.600   09/01/2012        10,000
----------------------------------------------------------------------------------------------------------------------------------
     200,000  MA Devel. Finance Agency (May Institute)(1)                                         5.750   09/01/2024       177,828
----------------------------------------------------------------------------------------------------------------------------------
     200,000  MA Devel. Finance Agency (May Institute)(1)                                         5.750   09/01/2029       168,822
----------------------------------------------------------------------------------------------------------------------------------

             1 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

   Principal
      Amount                                                                                     Coupon   Maturity      Value
----------------------------------------------------------------------------------------------------------------------------------
$   500,000   MA Devel. Finance Agency (Mount Holyoke College)(1)                                 5.000%  07/01/2041    $  504,900
----------------------------------------------------------------------------------------------------------------------------------
    940,000   MA Devel. Finance Agency (Mount Holyoke College)(1)                                 5.250   07/01/2031       941,448
----------------------------------------------------------------------------------------------------------------------------------
  1,025,000   MA Devel. Finance Agency (Ogden Haverhill)(1)                                       5.500   12/01/2019     1,025,574
----------------------------------------------------------------------------------------------------------------------------------
    400,000   MA Devel. Finance Agency (Orchard Cove)(1)                                          5.250   10/01/2037       293,184
----------------------------------------------------------------------------------------------------------------------------------
    320,000   MA Devel. Finance Agency (Pacific Rim Charter Public School)(1)                     5.125   06/01/2031       271,856
----------------------------------------------------------------------------------------------------------------------------------
    130,000   MA Devel. Finance Agency (Regis College)(1)                                         5.250   10/01/2018       122,138
----------------------------------------------------------------------------------------------------------------------------------
    500,000   MA Devel. Finance Agency (Seven Hills Foundation & Affiliates)(1)                   5.000   09/01/2035       401,420
----------------------------------------------------------------------------------------------------------------------------------
    500,000   MA Devel. Finance Agency (Suffolk University)(1)                                    5.125   07/01/2040       441,455
----------------------------------------------------------------------------------------------------------------------------------
  1,000,000   MA Devel. Finance Agency (Tufts Medical Center)(1)                                  7.250   01/01/2032     1,079,770
----------------------------------------------------------------------------------------------------------------------------------
    415,000   MA Devel. Finance Agency (VOA Ayer)(1)                                              6.200   02/20/2046       431,546
----------------------------------------------------------------------------------------------------------------------------------
  1,000,000   MA Devel. Finance Agency (VOA Concord)(1)                                           5.200   11/01/2041       674,220
----------------------------------------------------------------------------------------------------------------------------------
  1,015,000   MA Devel. Finance Agency (Wheelock College)(1)                                      5.250   10/01/2037       926,116
----------------------------------------------------------------------------------------------------------------------------------
  4,745,000   MA Educational Financing Authority, Series H(3)                                     6.350   01/01/2030     5,024,053
----------------------------------------------------------------------------------------------------------------------------------
    500,000   MA H&EFA (Baystate Medical Center)(1)                                               5.500   07/01/2028       507,105
----------------------------------------------------------------------------------------------------------------------------------
    100,000   MA H&EFA (Berkshire Community College Foundation)                                   5.000   10/01/2013       100,023
----------------------------------------------------------------------------------------------------------------------------------
     65,000   MA H&EFA (Beverly Hospital Corp.)(1)                                                5.250   07/01/2023        65,016
----------------------------------------------------------------------------------------------------------------------------------
    100,000   MA H&EFA (Boston Medical Center)(1)                                                 5.250   07/01/2016       100,141
----------------------------------------------------------------------------------------------------------------------------------
  1,000,000   MA H&EFA (Boston Medical Center)(1)                                                 5.250   07/01/2038       851,970
----------------------------------------------------------------------------------------------------------------------------------
     25,000   MA H&EFA (Cape Cod Healthcare)(1)                                                   5.450   11/15/2023        24,998
----------------------------------------------------------------------------------------------------------------------------------
  1,050,000   MA H&EFA (Caregroup)(1)                                                             5.125   07/01/2038       952,571
----------------------------------------------------------------------------------------------------------------------------------
     45,000   MA H&EFA (Caregroup/Beth Israel Deaconess Medical Center Obligated Group)(1)        5.000   07/01/2025        44,820
----------------------------------------------------------------------------------------------------------------------------------
  1,045,000   MA H&EFA (Catholic Health East)(1)                                                  6.250   11/15/2032     1,108,024
----------------------------------------------------------------------------------------------------------------------------------
    500,000   MA H&EFA (Children's Hospital)(1)                                                   5.250   12/01/2039       508,485
----------------------------------------------------------------------------------------------------------------------------------
    500,000   MA H&EFA (Covenant Health System/Surgicenter at St. Joseph Hospital
              Obligated Group)(1)                                                                 5.000   07/01/2031       457,430
----------------------------------------------------------------------------------------------------------------------------------
    280,000   MA H&EFA (East Concord Medical Foundation)(1)                                       6.450   03/01/2020       259,535
----------------------------------------------------------------------------------------------------------------------------------
     25,000   MA H&EFA (Emerson Hospital)(1)                                                      5.000   08/15/2035        19,923
----------------------------------------------------------------------------------------------------------------------------------
  1,330,000   MA H&EFA (Fisher College)(1)                                                        5.125   04/01/2030     1,137,150
----------------------------------------------------------------------------------------------------------------------------------
     25,000   MA H&EFA (Fisher College)(1)                                                        5.125   04/01/2037        20,328
----------------------------------------------------------------------------------------------------------------------------------
     20,000   MA H&EFA (Hallmark Health System)(1)                                                5.000   07/01/2014        20,051
----------------------------------------------------------------------------------------------------------------------------------
     60,000   MA H&EFA (Hallmark Heath System)(1)                                                 5.000   07/01/2021        60,053
----------------------------------------------------------------------------------------------------------------------------------
      5,000   MA H&EFA (Harvard Pilgrim Health Care)(1)                                           5.000   07/01/2028         5,000
----------------------------------------------------------------------------------------------------------------------------------
     10,000   MA H&EFA (Healthcare System-Covenant)(1)                                            6.000   07/01/2031        10,088
----------------------------------------------------------------------------------------------------------------------------------
    165,000   MA H&EFA (Holyoke Hospital)(1)                                                      6.500   07/01/2015       154,897
----------------------------------------------------------------------------------------------------------------------------------
    150,000   MA H&EFA (Jordan Hospital)(1)                                                       5.250   10/01/2023       127,709
----------------------------------------------------------------------------------------------------------------------------------
     50,000   MA H&EFA (Jordan Hospital)(1)                                                       5.375   10/01/2028        40,624
----------------------------------------------------------------------------------------------------------------------------------
    750,000   MA H&EFA (Lowell General Hospital)(1)                                               5.125   07/01/2035       645,818
----------------------------------------------------------------------------------------------------------------------------------
     25,000   MA H&EFA (MWRH Corp./Tri-County Medical Associates/Milford-Whitinsville Regional
              Hospital  Obligated Group)(1)                                                       5.750   07/15/2013        25,052
----------------------------------------------------------------------------------------------------------------------------------

             2 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

   Principal
      Amount                                                                                     Coupon   Maturity      Value
----------------------------------------------------------------------------------------------------------------------------------
$     10,000  MA H&EFA (New England Health)(1)                                                    5.200%  08/01/2028    $    9,232
----------------------------------------------------------------------------------------------------------------------------------
      80,000  MA H&EFA (New England Health)(1)                                                    5.500   08/01/2014        80,145
----------------------------------------------------------------------------------------------------------------------------------
     555,000  MA H&EFA (Saints Memorial Medical Center)(1)                                        6.000   10/01/2023       471,162
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  MA H&EFA (Simmons College)(1)                                                       8.000   10/01/2039     1,116,780
----------------------------------------------------------------------------------------------------------------------------------
      25,000  MA H&EFA (South Shore Hospital)(1)                                                  6.500   07/01/2022        26,853
----------------------------------------------------------------------------------------------------------------------------------
     300,000  MA H&EFA (Southcoast Health Obligated Group)(1)                                     5.000   07/01/2039       276,288
----------------------------------------------------------------------------------------------------------------------------------
      25,000  MA H&EFA (Springfield College)(1)                                                   5.250   10/15/2033        23,922
----------------------------------------------------------------------------------------------------------------------------------
     500,000  MA H&EFA (Springfield College)(1)                                                   5.500   10/15/2031       501,275
----------------------------------------------------------------------------------------------------------------------------------
     500,000  MA H&EFA (Suffolk University)(1)                                                    6.250   07/01/2030       528,985
----------------------------------------------------------------------------------------------------------------------------------
     860,000  MA H&EFA (Tufts Medical Center)(1)                                                  5.000   05/15/2022       894,142
----------------------------------------------------------------------------------------------------------------------------------
      25,000  MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center
              Obligated Group)(1)                                                                 5.000   07/01/2028        23,737
----------------------------------------------------------------------------------------------------------------------------------
     215,000  MA H&EFA (VC/TC/FRS/VCS Obligated Group)(1)                                         5.300   11/15/2028       195,429
----------------------------------------------------------------------------------------------------------------------------------
      10,000  MA HFA(1)                                                                           5.200   07/01/2018        10,003
----------------------------------------------------------------------------------------------------------------------------------
     465,000  MA HFA (Single Family)(1)                                                           5.000   12/01/2031       450,525
----------------------------------------------------------------------------------------------------------------------------------
     400,000  MA HFA, Series 132(1)                                                               5.375   12/01/2027       405,744
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  MA HFA, Series A(1)                                                                 5.300   06/01/2049       906,680
----------------------------------------------------------------------------------------------------------------------------------
      50,000  MA HFA, Series A                                                                    5.375   06/01/2016        50,021
----------------------------------------------------------------------------------------------------------------------------------
       5,000  MA HFA, Series A(1)                                                                 5.500   07/01/2030         4,818
----------------------------------------------------------------------------------------------------------------------------------
   1,700,000  MA HFA, Series A(1)                                                                 5.500   07/01/2040     1,471,469
----------------------------------------------------------------------------------------------------------------------------------
      55,000  MA HFA, Series A(1)                                                                 5.550   07/01/2032        55,079
----------------------------------------------------------------------------------------------------------------------------------
      65,000  MA HFA, Series A(1)                                                                 5.800   07/01/2030        64,852
----------------------------------------------------------------------------------------------------------------------------------
      25,000  MA HFA, Series A                                                                    6.125   12/01/2011        25,084
----------------------------------------------------------------------------------------------------------------------------------
     750,000  MA HFA, Series B(1)                                                                 5.250   12/01/2030       745,545
----------------------------------------------------------------------------------------------------------------------------------
     220,000  MA HFA, Series B(1)                                                                 5.400   12/01/2028       219,987
----------------------------------------------------------------------------------------------------------------------------------
     270,000  MA HFA, Series B(1)                                                                 5.550   07/01/2040       256,948
----------------------------------------------------------------------------------------------------------------------------------
     500,000  MA HFA, Series C(1)                                                                 5.000   12/01/2030       479,000
----------------------------------------------------------------------------------------------------------------------------------
     500,000  MA HFA, Series C(1)                                                                 5.300   12/01/2037       495,765
----------------------------------------------------------------------------------------------------------------------------------
     500,000  MA HFA, Series C(1)                                                                 5.350   12/01/2042       485,185
----------------------------------------------------------------------------------------------------------------------------------
     500,000  MA HFA, Series C(1)                                                                 5.400   12/01/2049       467,875
----------------------------------------------------------------------------------------------------------------------------------
      50,000  MA HFA, Series E(1)                                                                 5.200   12/01/2034        48,291
----------------------------------------------------------------------------------------------------------------------------------
      10,000  MA HFA, Series P(1)                                                                 5.000   12/01/2023        10,012
----------------------------------------------------------------------------------------------------------------------------------
      15,000  MA HFA, Series P(1)                                                                 5.200   12/01/2045        13,768
----------------------------------------------------------------------------------------------------------------------------------
     665,000  MA Industrial Finance Agency (Avon Associates)(1)                                   5.375   04/01/2020       665,585
----------------------------------------------------------------------------------------------------------------------------------
      25,000  MA Industrial Finance Agency (Berkshire Retirement Community)(1)                    6.625   07/01/2016        25,054
----------------------------------------------------------------------------------------------------------------------------------
     115,000  MA Industrial Finance Agency (Cambridge Friends School)(1)                          5.800   09/01/2028       103,226
----------------------------------------------------------------------------------------------------------------------------------
     150,000  MA Industrial Finance Agency (Chelsea Jewish Nursing Home)(1)                       6.500   08/01/2037       152,096
----------------------------------------------------------------------------------------------------------------------------------
     495,000  MA Industrial Finance Agency (Massachusetts American Water Company)(1)              6.900   12/01/2029       495,030
----------------------------------------------------------------------------------------------------------------------------------
     130,000  MA Industrial Finance Agency (Ogden Haverhill Associates)(1)                        5.450   12/01/2012       130,027
----------------------------------------------------------------------------------------------------------------------------------
      30,000  MA Industrial Finance Agency (Ogden Haverhill Associates)(1)                        5.600   12/01/2019        30,087
----------------------------------------------------------------------------------------------------------------------------------

             3 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

   Principal
      Amount                                                                                     Coupon     Maturity      Value
------------------------------------------------------------------------------------------------------------------------------------
$    775,000  MA Industrial Finance Agency (Shed)(1)                                              7.250%    09/01/2017    $  712,566
------------------------------------------------------------------------------------------------------------------------------------
     125,000  MA Industrial Finance Agency (St. John's High School)(1)                            5.350     06/01/2028       123,896
------------------------------------------------------------------------------------------------------------------------------------
     565,000  MA Industrial Finance Agency (St. John's High School)(1)                            5.700     06/01/2018       565,876
------------------------------------------------------------------------------------------------------------------------------------
     500,000  MA Port Authority (Bosfuel Corp.)(1)                                                5.000     07/01/2038       452,375
------------------------------------------------------------------------------------------------------------------------------------
     120,000  MA Port Authority (Delta Air Lines)                                                 5.000     01/01/2021        98,015
------------------------------------------------------------------------------------------------------------------------------------
   1,130,000  MA Port Authority (Delta Air Lines)                                                 5.000     01/01/2027       828,301
------------------------------------------------------------------------------------------------------------------------------------
      30,000  MA Port Authority (Delta Air Lines)                                                 5.200     01/01/2020        26,571
------------------------------------------------------------------------------------------------------------------------------------
      15,000  MA Port Authority (US Airways)(1)                                                   5.625     09/01/2011        14,975
------------------------------------------------------------------------------------------------------------------------------------
     500,000  MA Port Authority (US Airways)(1)                                                   5.750     09/01/2016       474,050
------------------------------------------------------------------------------------------------------------------------------------
     340,000  MA Port Authority (US Airways)(1)                                                   5.875     09/01/2023       299,700
------------------------------------------------------------------------------------------------------------------------------------
      25,000  MA Port Authority (US Airways)(1)                                                   6.000     09/01/2021        22,835
------------------------------------------------------------------------------------------------------------------------------------
     500,000  MA Port Authority Facilities(1)                                                     5.125     07/01/2041       487,295
------------------------------------------------------------------------------------------------------------------------------------
       5,000  MA Water Pollution Abatement Trust(1)                                               5.125     02/01/2031         5,013
------------------------------------------------------------------------------------------------------------------------------------
       5,000  MA Water Pollution Abatement Trust(1)                                               5.375     08/01/2027         5,014
------------------------------------------------------------------------------------------------------------------------------------
      20,000  MA Water Pollution Abatement Trust(1)                                               5.500     08/01/2030        20,061
------------------------------------------------------------------------------------------------------------------------------------
     150,000  Tewksbury, MA GO(1)                                                                 5.800     02/15/2019       151,329
------------------------------------------------------------------------------------------------------------------------------------
      20,000  Wayland, MA GO                                                                      5.000     09/15/2011        20,079
------------------------------------------------------------------------------------------------------------------------------------
      75,000  Worcester, MA GO(1)                                                                 5.500     08/15/2016        75,359
------------------------------------------------------------------------------------------------------------------------------------
     150,000  Worcester, MA GO(1)                                                                 5.700     08/01/2013       150,449
                                                                                                                         -----------
                                                                                                                          50,089,833
------------------------------------------------------------------------------------------------------------------------------------

              U.S. Possessions-37.9%
     400,000  Guam GO(1)                                                                          6.750     11/15/2029       407,116
------------------------------------------------------------------------------------------------------------------------------------
     600,000  Guam GO(1)                                                                          7.000     11/15/2039       619,158
------------------------------------------------------------------------------------------------------------------------------------
     250,000  Guam Government Waterworks Authority & Wastewater System(1)                         5.875     07/01/2035       237,798
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)(1)              5.625     06/01/2047       841,630
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)                 7.324(4)  06/01/2057        20,390
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Puerto Rico Aqueduct & Sewer Authority(1)                                           6.000     07/01/2044     1,002,260
------------------------------------------------------------------------------------------------------------------------------------
     820,000  Puerto Rico Children's Trust Fund (TASC)(1)                                         5.375     05/15/2033       753,293
------------------------------------------------------------------------------------------------------------------------------------
     220,000  Puerto Rico Children's Trust Fund (TASC)(1)                                         5.500     05/15/2039       186,611
------------------------------------------------------------------------------------------------------------------------------------
   1,075,000  Puerto Rico Children's Trust Fund (TASC)(1)                                         5.625     05/15/2043       916,094
------------------------------------------------------------------------------------------------------------------------------------
  56,555,000  Puerto Rico Children's Trust Fund (TASC)                                           6.549(4)   05/15/2050     2,025,800
------------------------------------------------------------------------------------------------------------------------------------
  39,500,000  Puerto Rico Children's Trust Fund (TASC)                                           7.625(4)   05/15/2057       568,800
------------------------------------------------------------------------------------------------------------------------------------
  12,000,000  Puerto Rico Children's Trust Fund (TASC)                                           8.101(4)   05/15/2055       207,960
------------------------------------------------------------------------------------------------------------------------------------
     250,000  Puerto Rico Commonwealth GO(1)                                                      5.625     07/01/2019       250,255
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Puerto Rico Commonwealth GO(1)                                                      6.000     07/01/2039     1,530,525
------------------------------------------------------------------------------------------------------------------------------------
     750,000  Puerto Rico Commonwealth GO(1)                                                      6.500     07/01/2037       796,538
------------------------------------------------------------------------------------------------------------------------------------
     250,000  Puerto Rico Highway & Transportation Authority                                      5.300     07/01/2035       242,733
------------------------------------------------------------------------------------------------------------------------------------
     530,000  Puerto Rico IMEPCF (American Airlines)                                              6.450     12/01/2025       469,077
------------------------------------------------------------------------------------------------------------------------------------
     120,000  Puerto Rico Infrastructure (Mepsi Campus)(1)                                        5.600     10/01/2014       116,866
------------------------------------------------------------------------------------------------------------------------------------
     705,000  Puerto Rico Infrastructure (Mepsi Campus)(1)                                        6.250     10/01/2024       671,689
------------------------------------------------------------------------------------------------------------------------------------
   1,770,000  Puerto Rico Infrastructure (Mepsi Campus)(1)                                        6.500     10/01/2037     1,599,602
------------------------------------------------------------------------------------------------------------------------------------
      75,000  Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                                     5.500     07/01/2026        73,649
------------------------------------------------------------------------------------------------------------------------------------

             4 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

   Principal
      Amount                                                                                    Coupon     Maturity      Value
-----------------------------------------------------------------------------------------------------------------------------------
$  2,310,000  Puerto Rico Port Authority (American Airlines), Series A                           6.250%    06/01/2026    $1,881,657
-----------------------------------------------------------------------------------------------------------------------------------
     105,000  Puerto Rico Port Authority (American Airlines), Series A                           6.300     06/01/2023        87,780
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Puerto Rico Public Buildings Authority(1)                                          6.500     07/01/2030     1,078,790
-----------------------------------------------------------------------------------------------------------------------------------
   1,665,000  Puerto Rico Public Buildings Authority(1)                                          6.750     07/01/2036     1,798,833
-----------------------------------------------------------------------------------------------------------------------------------
     500,000  Puerto Rico Public Buildings Authority(1)                                          7.000     07/01/2025       541,570
-----------------------------------------------------------------------------------------------------------------------------------
     560,000  Puerto Rico Sales Tax Financing Corp., Series A(1)                                 5.750     08/01/2037       571,570
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Puerto Rico Sales Tax Financing Corp., Series A                                   6.160(4)   08/01/2034       218,400
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Puerto Rico Sales Tax Financing Corp., Series A(1)                                 6.500     08/01/2044     1,079,400
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Puerto Rico Sales Tax Financing Corp., Series C(1)                                0.000(5)   08/01/2032       814,870
-----------------------------------------------------------------------------------------------------------------------------------
     500,000  Puerto Rico Sales Tax Financing Corp., Series C(1)                                 5.750     08/01/2057       517,240
-----------------------------------------------------------------------------------------------------------------------------------
     500,000  Puerto Rico Sales Tax Financing Corp., Series C(1)                                 6.000     08/01/2042       521,745
-----------------------------------------------------------------------------------------------------------------------------------
     215,000  V.I. Public Finance Authority (Hovensa Refinery)(1)                                6.125     07/01/2022       204,441
-----------------------------------------------------------------------------------------------------------------------------------
     500,000  V.I. Public Finance Authority (Matching Fund Loan Note)(1)                         5.000     10/01/2029       473,590
-----------------------------------------------------------------------------------------------------------------------------------
     345,000  V.I. Tobacco Settlement Financing Corp. (TASC)(1)                                  5.000     05/15/2021       328,933
-----------------------------------------------------------------------------------------------------------------------------------
     500,000  V.I. Water & Power Authority, Series A(1)                                          5.000     07/01/2031       467,016
                                                                                                                       ------------
                                                                                                                         24,123,679
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $80,309,801)-116.5%                                                                    74,213,512
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets-(16.5)                                                                            (10,518,438)
                                                                                                                       ------------
              Net Assets-100.0%                                                                                        $ 63,695,074
                                                                                                                       ============

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.


4.   Zero coupon bond reflects effective yield on the date of purchase.


5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

             5 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:


                                                                        LEVEL 3-
                                      LEVEL 1-           LEVEL 2-    SIGNIFICANT
                                    UNADJUSTED  OTHER SIGNIFICANT   UNOBSERVABLE
                                 QUOTED PRICES  OBSERVABLE INPUTS         INPUTS          VALUE
-----------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  Massachusetts             $               --  $     50,089,833    $         --  $  50,089,833
  U.S. Possessions                          --        24,123,679              --     24,123,679
                            -------------------------------------------------------------------
Total Assets                $               --  $     74,213,512    $         --  $  74,213,512
                            -------------------------------------------------------------------





Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.



TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

FRS      Family Rehabilitation Services (Hancock Manor)
GO       General Obligation
H&EFA    Health and Educational Facilities Authority
HFA      Housing Finance Agency
IMEPCF   Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs     Residual Option Longs
TASC     Tobacco Settlement Asset-Backed Bonds
TC       Travis Corp. (People Care)
UMass    University of Massachusetts
V.I.     United States Virgin Islands
VC       VinFen Corp.
VCS      VinFen Clinical Services

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market

             6 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $3,805,000 as of June 30, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a

             7 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2011, municipal bond holdings with a value of $5,024,053 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $3,805,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                    COUPON   MATURITY
   AMOUNT     INVERSE FLOATER(1)                              RATE (2)    DATE       VALUE
---------------------------------------------------------------------------------------------
$  1,025,000  MA Educational Financing Authority ROLs(3)      26.095 %   1/1/30   $ 1,219,053

----------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.   Security is subject to a shortfall and forbearance agreement.


The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $3,805,000.


CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The

             8 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities  $ 76,563,792(1)
                                -------------

Gross unrealized appreciation   $   1,626,770
Gross unrealized depreciation      (7,742,586)
                                -------------
Net unrealized depreciation     $  (6,115,816)
                                =============

----------
1. The Federal tax cost of securities does not include cost of $3,765,536, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

             9 | Oppenheimer Rochester Massachusetts Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Massachusetts Municipal Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/10/2011